PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Freehold land US$	Plant and equipment US$	Right-of-use assets US$	Total US$
2020
Carrying amount at July 1, 2019	-	26,195	-	26,195
Effect of adoption of IFRS 16 (refer Note 1(b))	-	-	222,116	222,116
Carrying amount at July 1, 2019 (adjusted)	-	26,195	222,116	248,311
Additions	688,829	15,642	116,400	820,871
De-recognition of right-of-use assets (1)	-	-	(210,230)	(210,230)
Depreciation	-	(13,249)	(71,263)	(84,512)
Carrying amount at June 30, 2020	688,829	28,588	57,023	774,440
- at cost	688,829	52,068	89,608	830,505
- accumulated depreciation	-	(23,480)	(32,585)	(56,065)

2019
Carrying amount at July 1, 2018	-	3,982	-	3,982
Additions	-	31,025	-	31,025
Depreciation	-	(8,812)	-	(8,812)
Carrying amount at June 30, 2019	-	26,195	-	26,195
- at cost	-	36,426	-	36,426
- accumulated depreciation	-	(10,231)	-	(10,231)

Notes:

(1)
During the period, the Group entered into an agreement to sublease one of its offices in the United States.  The Group has assessed that as a result of entering into the sublease, the Group no longer retains the significant risks and rewards associated with the use of the office space and as such has de-recognised the right-of-use asset recorded in relation to this lease, and recognised a corresponding lease receivable at June 30, 2020, which is classified as ‘other assets’ in the consolidated statement of financial position. The Group has not adjusted the corresponding lease liability recognised under the office lease as it is still responsible for the lease payments to the lessor. Refer to Note 11 for further information on leases.